Shareholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Warrants Outstanding and Exercisable [Line Items]
Weighted Average Exercise Price, beginning balance (in Dollars per share)	$ 0.4	$ 0.48
Aggregate Intrinsic Value, beginning balance (in Dollars)
Weighted Average Exercise Price, Issued (in Dollars per share)
Weighted Average Exercise Price, Exercised (in Dollars per share)
Weighted Average Exercise Prices, Expired (in Dollars per share)
Weighted Average Exercise Price, ending balance (in Dollars per share)	$ 3	$ 0.4
Aggregate Intrinsic Value, ending balance (in Dollars)
August 9, 2021 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	2,960,000	2,960,000
Warrants, Issued
Warrants, Exercise
Warrants, Expired
Warrants outstanding, ending balance	2,960,000	2,960,000
October 2, 2023 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance		35,739,270
Warrants, Issued
Warrants, Exercise		(35,739,270)
Warrants, Expired
Warrants outstanding, ending balance
November 16, 2023 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance		53,608,910
Warrants, Issued
Warrants, Exercise		(53,608,910)
Warrants, Expired
Warrants outstanding, ending balance
January 17, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance		160,826,730
Warrants, Issued
Warrants, Exercise		(160,826,730)
Warrants, Expired
Warrants outstanding, ending balance
March 5, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	37,100,000	37,100,000
Warrants, Issued
Warrants, Exercise	(37,100,000)
Warrants, Expired
Warrants outstanding, ending balance		37,100,000
July 3, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance
Warrants, Issued		660,000,150
Warrants, Exercise		(660,000,150)
Warrants, Expired
Warrants outstanding, ending balance
November 4, 2024 Warrants [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	1,083,870,000
Warrants, Issued		1,083,870,000
Warrants, Exercise	(1,083,870,000)
Warrants, Expired
Warrants outstanding, ending balance		1,083,870,000
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance	1,123,930,000	290,234,910
Warrants, Issued		1,743,870,150
Warrants, Exercise	(1,120,970,000)	(910,175,060)
Warrants, Expired
Warrants outstanding, ending balance	2,960,000	1,123,930,000